Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net
Summary of intangible assets, net

	As of December 31,
	2024	2025
	RMB	RMB
Brokerage licenses	60,558	84,816
Insurance adjusting license	2,293	2,293
Insurance agency license	35,130	35,130
Trademark and software copyright	77,042	77,042
Medical institution license	3,708	3,708
Total	178,731	202,989
Less: Accumulated amortization	(735)	(864)
Less: Impairment	(24,985)	(24,985)
Intangible assets, net	153,011	177,140